PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of December 31:

	2011	2010
Leasehold improvements	$1,255,324	$1,178,612
Furniture and equipment	2,575,868	2,369,883
	3,831,192	3,548,495
Accumulated depreciation and amortization	(3,152,112)	(2,986,782)
	$679,080	$561,713